Note Payable (Details) - Schedule of interest expense - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of interest expense [Abstract]
Principal amount		$ 18,900
Less: current portion		(14,654)
Note payable - long term portion		$ 4,246